Hartford Funds NextShares Trust
690 Lee Road
Wayne, PA 19087

March 5, 2019

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Hartford Funds NextShares Trust, File Nos. 333-214842/811-23215

Dear Sir or Madam:

Please be advised that in lieu of filing a copy of the form of prospectus and statement of additional information being used in connection with the offering of shares of the series of Hartford Funds NextShares Trust (the “Registrant”) under Rule 497(c) under the Securities Act of 1933, as amended (the “Securities Act”), we hereby certify the following pursuant to Rule 497(j) under the Securities Act:

1.	that the form of prospectus and statement of additional information that would have been filed under Rule 497(c) of the Securities Act would not have differed from that contained in Post-Effective Amendment No. 1 to the Registrant’s registration statement (the “Amendment”) filed on February 28, 2019; and

2.	that the text of the Amendment was filed electronically with the U.S. Securities and Exchange Commission on February 28, 2019.

No fees are required in connection with this filing. If you have any questions concerning this filing, please do not hesitate to contact the undersigned at 610-386-1844.

Sincerely,

/s/ Alice A. Pellegrino
Alice A. Pellegrino
Assistant Secretary

cc:	John V. O’Hanlon, Esq.